Equity (Tables)	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Authorized Shares and Common Shares Issued and Fully Paid

23(a)Common shares

	As of December 31,
	2021	2020
Authorized shares	Number of shares	Number of shares
Common shares of US$0.01 each	50,000,000	50,000,000

Common shares issued and fully paid	Number of shares	US$’000
At December 31, 2021	13,830,769	138
At December 31, 2020	13,830,769	138
At January 1, 2020	13,830,769	138

Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity

The disaggregation of changes of other comprehensive income by each type of reserve in equity is shown below:

	For the year ended December 31, 2021
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	(15,028)	(15,028)
Re-measuring gains on defined benefit plans	447	—	—	447
Changes in fair value of financial assets at fair value through other comprehensive income	—	587	—	587
	447	587	(15,028)	(13,994)

	For the year ended December 31, 2020
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	5,211	5,211
Re-measuring gains on defined benefit plans	159	—	—	159
Changes in fair value of financial assets at fair value through other comprehensive income	—	(1,431)	—	(1,431)
	159	(1,431)	5,211	3,939

	For the year ended December 31, 2019
	Remeasurement of defined benefit plans	Financial assets at FVOCI reserve	Foreign currency translation reserve	Total
	US$’000	US$’000	US$’000	US$’000
Exchange difference on translation of foreign operations	—	—	10,677	10,677
Re-measuring losses on defined benefit plans	(1,382)	—	—	(1,382)
Changes in fair value of financial assets at fair value through other comprehensive income	—	1,336	—	1,336
	(1,382)	1,336	10,677	10,631